Borrowings	12 Months Ended
Mar. 31, 2023
Borrowings

32. Borrowings

		March 31,
	Term	2022	2023
Current
Secured
Vehicle loan	Less than 1 year	2,977	4,601
Non Convertible Debentures	2-2.5 years#	-	417,178
Factoring	Less than 1 year	351,399	1,089,699
Unsecured
Unsecured loan from MAK Capital Fund, LP#	1 Year	-	821,900

Total		354,376	2,333,378

Non-Current
Vehicle loan	More than 1 year	4,204	19,274

Total		4,204	19,274

#	Breach in Covenants- Refer to Note 40

				Carrying amount
	Currency	Interest Rate	Year of Maturity	March 31,
				2022	2023
Non Convertible Debentures	INR	14% to 14.25%	2024-2025	-	417,178
Vehicle loan	INR	7.25% to 11.25%	2025-2028	7,181	23,875
Factoring	INR	Floating rate*	On demand	351,399	1,089,699
Unsecured loan from MAK Capital Fund, LP	USD	11.0%	2023	-	821,900
				358,580	2,352,652

*	3M MCLR + 0.20% to 1.35% spread

Bank overdrafts

During the current year, the Group has taken an overdraft facility of INR 2,000 from the Federal bank. This facility is fully secured against pari passu charges on the entire other current assets and all movable fixed assets of “Yatra Online Limited” and “Yatra for Business Private Limited”. The entire amount bank overdraft facility is undrawn as at March 31, 2023.

During the previous year, the Group had an overdraft facility of INR 450 from the Canara bank, which is closed during the current year. The entire amount bank overdraft facility was undrawn as at March 31, 2022. The facility was secured by the fixed deposits.

Factoring*

The facility of INR 300,000 (March 31, 2022: INR 450,000) is taken from ICICI bank by the Group. The facility is fully secured against the fixed deposits. As on March 31, 2023, the Group has utilised INR Nil (March 31, 2022: INR 351,399) out of the said facility for factoring. As on March 31, 2023, the Group has utilised INR 93,400 (March 31, 2022: INR Nil) out of the above facility for issuance of bank guarantees for “International Air Transport Association”

During the current year, the Group has taken a facility of INR 550,000 from Axis bank. The facility is fully secured against exclusive charge on the specific receivables discounted by Axis bank, pari passu charges on the entire other current assets and all movable fixed assets of “Yatra Online Limited” and “Yatra for Business Private Limited”, both present and future and cash margin in the form of fixed deposits for 20% of the facility. As on March 31, 2023, the Group has utilised INR 549,416 out of the above facility.

During the current year, the Group has taken a facility of INR 400,000 from Federal bank. The facility is fully secured against exclusive charge on the specific receivables discounted by Federal Bank, pari passu charges on the entire other current assets and all movable fixed assets of “Yatra Online Limited” and “Yatra for Business Private Limited”, both present and future and cash margin in the form of fixed deposits for 20% of the facility. As on March 31, 2023, the Group has utilised INR 396,049 out of the above facility.

During the current year, the Group has taken a facility of INR 500,000 from IDFC bank. The facility is fully secured against exclusive charge on the specific receivables discounted by IDFC Bank, pari passu charges on the entire other current assets and all movable fixed assets of “Yatra Online Limited” and “Yatra for Business Private Limited”, both present and future and cash margin in the form of fixed deposits for 20% of the facility. As on March 31, 2023, the Group has utilised INR 144,233 out of the above facility for factoring.

*Refer to Note 26 for details of discounted receivables.

Yatra Online, Inc.

Notes to the consolidated financial statements

(Amount in INR thousands, except per share data and number of shares)

Unsecured loan from MAK Capital Fund, LP (Shareholder of the Parent Company)

During the financial year ending March 31, 2023, the Parent Company had issued a promissory note for an aggregate principal amount of USD 10 million to MAK Capital Fund, LP, with a simple interest rate of 11% per annum (the “Note”), and is repayable along with interest on maturity date, i.e. October 5, 2023.

Upon maturity and in case of default, MAK Capital Fund, LP, at its option, may convert the Note into ordinary share, or series A convertible preference shares of the Parent Company in lieu of a cash payment for any loan amount (including accrued interest) outstanding as at maturity plus default interest of 3%, at a conversion price which is computed at average closing bid price of the ordinary shares during the thirty (30) trading days period ending on the trading day immediately preceding the maturity date, less discount of 22.5%, provided that the conversion price shall not be below $1.29 and $1.00 for ordinary share and Series A convertible preference share respectively. In case there is no default at maturity, MAK Capital Fund, LP, do not have option to convert and accordingly, this note will be repaid in cash at maturity. The event of default comprises of failure to Pay at maturity, Bankruptcy, breach of covenant, event of default under any of the Company’s debt facilities. The Group believes that conversion option triggering at maturity due to even of default is not probable.

The conversion option available to MAK Capital Fund, LP, on maturity in case of default is treated as derivative and are accounted a FVTPL. Considering unlikely default scenario, the fair value of these embedded derivative is not material. Refer to note 45(i) for subsequent event.

Yatra Online, Inc.

Notes to the consolidated financial statements

(Amount in INR thousands, except per share data and number of shares)

Non Convertible Debentures from Blacksoil Capital Pvt. Ltd. & Black Soil India Credit fund (“Blacksoil”)

During the financial year ending March 31, 2023, Yatra Online Limited had issued 300 unlisted, secured, redeemable, and non-convertible debentures (NCDs) of a nominal value of INR 500,000 each, issued and allotted by the Company on a private placement basis to Blacksoil aggregating to INR 300,000. These NCDs shall be redeemed with Interest @ 14.25% p.a. during a period of thirty months from the date of allotment (December 20, 2022). The first repayment of principal shall commence on August 31, 2023 and interest payment started from December 31, 2022. Post 12 months from the allotment date, till the time amount payable to Blacksoil is atleast INR 20,000, Yatra Online Limited shall have the right (but not the obligation) to redeem any or all of the NCDs by paying all outstanding amounts. Any prepayment will attract premium of 2% on the amount being redeemed/prepaid. These NCDs have been secured against the first pari-passu charge over the movable fixed assets and current assets (both present and future).

Non Convertible Debentures from NP1 Capital trust

During the financial year ending March 31, 2023, Yatra Online Freight Private Limited (“Yatra Freight”) has issued 1,500 Nos. of Non-Convertible Debenture (“NCD”) at face value of INR 100,000 each to NP1 Capital trust, aggregating to INR 150,000. The entire NCDs shall be redeemed proportionately with Interest @ 14% p.a. with quarterly coupon payment of INR 1,200 in each quarter for a period of twenty-four months. The amount against issuance of NCDs have been received by Yatra Freight on July 1, 2022, whereas the first repayment of Principal was from September 30, 2022, and interest payment commenced from July 31, 2022, and last payment of Interest and Principal shall be made on June 30, 2024.

The NCDs have been secured against the first pari-passu charge over the current assets (both present and future) and exclusive first charge on Intangible Assets (both present and future) of Yatra Freight and a corporate guarantee from Yatra Online Limited.

Vehicle loan

This includes the vehicles taken on loan by the company. Refer to Note 19.